Financial instruments- Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Hedge Accounting [Line Items]
Fair value	$ (7,922)	$ 6,695	$ (90,571)
Notional amount	1,440,554	1,673,497	582,398
Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Fair value	(4,639)	27,766	4,753
Notional amount	492,044	1,494,565	62,892
Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	1,607	188	2,217
Notional amount	208,163	33,959	85,220
Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	(4,890)	(21,259)	(97,541)
Notional amount	740,347	144,973	434,286
Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	1,607	188	2,217
Notional amount	208,163	33,959	85,220
Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	11,397	10	(97,541)
Notional amount	605,686	6,885	434,286
Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	(16,287)	(21,269)
Notional amount	134,661	138,088
Less than one year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	201,511	1,542,259	550,975
Less than one year [Member] | Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Notional amount	58,247	1,494,565	62,892
Less than one year [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	46,120	33,959	53,797
Less than one year [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	97,144	13,735	434,286
Less than one year [Member] | Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	46,120	33,959	53,797
Less than one year [Member] | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	46,436	6,885	434,286
Less than one year [Member] | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	50,708	6,850
One to two years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	939,769	46,025	31,422
One to two years [Member] | Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Notional amount	433,797
One to two years [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	162,043		31,422
One to two years [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	343,929	46,025
One to two years [Member] | Cash flow hedge [Member] | Interest rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	162,043		$ 31,422
One to two years [Member] | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	259,976
One to two years [Member] | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	83,953	46,025
Two to three years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	223,700	85,213
Two to three years [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	223,700	85,213
Two to three years [Member] | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	223,700
Two to three years [Member] | Fair value hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount		$ 85,213
Three to four years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	75,574
Three to four years [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	75,574
Three to four years [Member] | Cash flow hedge [Member] | Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional amount	$ 75,574